Annual Fund Operating Expenses - Nuveen Global Infrastructure Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	0.88%

[1]	The ETF Class shares of the Fund are new, so the “Other Expenses” shown for the class are based on estimated fees and expenses for the ETF Class’s first fiscal year.
[2]	Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has agreed to waive fees and/or reimburse expenses through July 31, 2028, so that the total annual operating expenses of the ETF Class (excluding interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% of the average daily net assets of the ETF Class of Fund shares. However, because the ETF Class shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the ETF Class shares will be less than the expense limitation. The expense limitation may be terminated or modified prior to July 31, 2028 only with the approval of the Board of Directors of the Fund.